Schedule of contractual maturities of financial liabilities (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	$ 2,147
Year 2	10,404
Year 3
Year 4
Year 5 and over
Total	12,551
Convertible Debentures [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1
Year 2	10,404
Year 3
Year 4
Year 5 and over
Total	10,404
Trade And Other Payables [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	2,147
Year 2
Year 3
Year 4
Year 5 and over
Total	$ 2,147